Cash flow information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of cash and cash equivalents
Cash at bank	$ 67,212		$ 67,212		$ 60,034
Deposits at call	407		407		413
Cash and cash equivalents	67,619	$ 94,849	67,619	$ 94,849	60,447	$ 136,881
Loss for the period	$ (24,486)	$ (25,945)	(41,370)	(48,590)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			2,190	2,195
Foreign exchange (gains)/losses			193	347
Finance costs			10,685	9,040
Remeasurement of contingent consideration			(5,989)	71
Remeasurement of warrant liability			712	(2,152)	$ (5,896)
Equity settled share-based payment			1,757	2,556
Deferred tax benefit			(126)	(142)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables			(743)	(1,504)
Decrease/(increase) in prepayments			(424)	(1,491)
Increase/(decrease) in trade creditors and accruals			2,608	2,118
Increase/(decrease) in provisions			(234)	1,134
Net cash (outflows) in operating activities			$ (30,741)	$ (36,418)